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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Investor AB
Address:      Arsenalsgatan 8C, S-103, 32
              Stockholm, Sweden

Form 13F File Number:  028-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Mr. Michael Oporto                    Mr. Henry Gooss
Title:                  Attorney-in-Fact                      Attorney-in-Fact
Phone:                  (212) 515-9000                        (212) 515-9000

Signature, Place, and Date of Signing:

/s/ Michael Oporto           New York, New York         August 4, 2004
-------------------          ------------------------   -----------------
(Signature)                  (City, State)              (Date)

/s/ Henry Gooss              New York, New York         August 4, 2004
-----------------            -------------------------  -----------------
(Signature)                  (City, State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                         4
                                                    --------
Form 13F Information Table Entry Total:                   11
                                                    --------
Form 13F Information Table Value Total:             $267,318
                                                    --------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.           Form 13F File Number            Name
---           --------------------            ----
1.            Not Known                       Investor Trading AB
2.            Not Known                       Investor Growth Capital Limited
3.            Not Known                       Investor Group L.P.
4.            Not Known                       Duba AB

                                                        Investor AB
                                                          Form 13F
                                                 Quarter ended June 30, 2004

                                               Value        Shares or                                         Voting Authority
                        Title of               rounded      Principal   SH/  PUT/   Investment  Other
Name of Issuer          class     CUSIP        (x$1,000)    Amount      PRN  CALL   Discretion  Managers   Sole       Shared    None
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC               COM       031162100    $     273        5,000   SH          Defined           1        5,000
------------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY        COM       031652100    $   7,215      882,000   SH          Defined           2      882,000
INC
------------------------------------------------------------------------------------------------------------------------------------
AXCAN PHARMA INC        COM       054923107    $   9,871      467,837   SH          Defined        2, 3      467,837
------------------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC DEL     COM       149123101    $   1,271       16,000   SH          Defined           1       16,000
------------------------------------------------------------------------------------------------------------------------------------
DYAX CORP               COM       26746E103    $   1,706      145,207   SH          Defined        2, 3      145,207
------------------------------------------------------------------------------------------------------------------------------------
FINISAR                 COM       31787A101    $     146       73,712   SH          Defined        2, 3       73,712
------------------------------------------------------------------------------------------------------------------------------------
ILINC COMMUNICATIONS    COM       451724108    $     548      602,100   SH          Defined        2, 3      602,100
INC
------------------------------------------------------------------------------------------------------------------------------------
INTUITIVE SURGICAL      COM NEW   46120E602    $  22,889    1,204,701   SH          Defined        2, 3    1,204,701
INC
------------------------------------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTICALS    COM NEW   45031X204    $  35,784    3,421,051   SH          Defined        2, 3    3,421,051
INC
------------------------------------------------------------------------------------------------------------------------------------
KYPHON INC              COM       501577100    $ 103,470    3,671,748   SH          Defined        2, 3    3,671,748
------------------------------------------------------------------------------------------------------------------------------------
TESSERA TECHNOLGIES     COM       88164L100    $  84,145    4,669,552   SH          Defined           3    4,669,552
INC
------------------------------------------------------------------------------------------------------------------------------------

REPORT SUMMARY           11 DATA RECORDS       $ 267,318  4 OTHER  MANAGERS  ON
                                                          WHOSE  BEHALF REPORT
                                                          IS FILED